Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts payable - trade	$ 4,713	$ 3,459	$ 1,188
Accrued expenses	3,927	2,935	265
Accrued payroll	446	780	141
Accrued interest	269	0
Current portion of debt	39	38	0
Accounts payable and accrued liabilities	$ 9,394	$ 7,212	$ 1,594